Related Party Transactions	3 Months Ended
Mar. 31, 2022
Related Party Transaction
7.	Related Party Transactions:

The transactions we have with related parties include compensation arrangements for current compensation, share based compensation , and compensation under options, and share purchase as investor.

Executive officers and directors participate in the Corporation’s stock option plan. Certain Executive officers are covered under the Corporation’s health plan.

Key management personnel compensation is comprised of:

	Three months
	ended March 31,
	2022	2021
Salaries and bonus	$300,000	$250,000
Short-term employee benefits	584	584
Stock-based compensation	62,267	229,188
	$362,851	$479,772

Total honorariums to the independent directors of the Corporation for participating in Board and Committee meetings were nil for the period ended March 31, 2022 and 2021, respectively.

Our Chief Financial Officer receives no salary compensation as an individual and receives no deferred or incentive compensation. We do make payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $40,000 for the period ended March 31, 2022 and $120,000 for the period ended March 31, 2021, respectively.

Our Corporate Legal Counsel receives no salary compensation as an individual and receives no deferred or incentive compensation. We do make payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $97,500 for the period ended March 31, 2022 and $81,198 for the period ended March 31, 2021, respectively.

One of directors, James G. Robinson, purchased 1,151,515 shares of common stock at a purchase price of $1.65 per share for a total value of 1.9M in the company’s financing in March,2022. Concurrently with the closing of the Offering, he received warrants to purchase up to an aggregate of 1,151,515 shares of common stock, at an initial exercise price equal to $2.00 per share and will expire on the five-year anniversary of the Effective Date. The 1.9M was recorded as share capital subscription receivable for the period ended March 31,2022.